Note 4 - Inventories	9 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4.	Inventories

The amounts shown in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	December 31, 2012	September 30, 2013
Bunkers	1,854,589	1,862,235
Lubricants	1,297,818	1,479,596
Total	3,152,407	3,341,831